U.S. GLOBAL INVESTORS FUNDS

497(J) CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), the undersigned hereby certifies as follows:

1.              This filing is made on behalf of U.S. Global Investors Funds (the “Registrant”).  Registrant’s 1933 Act No. is 002-35439 and Registrant’s 1940 Act No. is 811-01800.

2.              There are no material changes to the printed Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in Post-Effective Amendment No. 116 (“PEA No.116”) on May 1, 2013, pursuant to Rule 485(b) under the 1933 Act, for the following series and classes:

MegaTrends Fund (Institutional Class)

Gold and Precious Metals Fund (Institutional Class)

World Precious Minerals Fund (Institutional Class)

Global Resources Fund (Institutional Class)

Emerging Europe Fund (Institutional Class)

3.              The text of PEA No. 116 has been filed electronically.

U.S. Global Investors Funds

/s/ James L. Love
By:	James L. Love
Chief Compliance Officer
& Deputy General Counsel